INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of components of income tax expense
	2019		2018
Federal tax statutory rate	21.0%		21.0%
Permanent differences	(11.6%	)	(13.2%	)
Valuation allowance	(9.4%	)	(7.8%	)
Effective rate	0%		0%

Schedule of deferred tax assets and liabilities

	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$1,238,000	$1,003,000
Temporary differences	1,334,000	1,113,000

Total deferred tax asset	2,572,000	2,116,000

Valuation allowance	(2,572,000)	(2,116,000)